Research and Development Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	€ 88,348	€ 98,535	€ 82,099
Depreciation and amortization expenses	2,573	1,780	985
Research and Development Expense	90,920	100,315	83,084
Consumables [member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	5,821	5,916	4,448
Outsourcing [Member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	52,655	65,925	53,897
Patent costs [Member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	2,868	2,134	2,177
Employee Benefits Expenses [Member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	30,426	26,707	22,799
Share Based Compensation [Member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	867	808	751
Other Operating Income (Expense) [Member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	6,746	5,825	5,281
Reduction Withholding Tax for Scientists[member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	(4,119)	(3,702)	(3,381)
Research and Development Incentives [member]
Disclosure Of Research And Development Expenses [line items]
Research and Development Expense	€ (6,916)	€ (5,078)	€ (3,873)